Dividends Per Share (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Dividends Per Share
The dividends recognized by the Company for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2021:
Common stock	¥195	¥267,144
For the fiscal year ended March 31, 2020:
Common stock	¥185	¥255,835
For the fiscal year ended March 31, 2019:
Common stock	¥175	¥245,577